Share Capital and Reserves - Additional Information (Detail)											1 Months Ended	12 Months Ended
	Dec. 11, 2018 CAD ($) shares	Dec. 06, 2018 CAD ($) shares	Jun. 12, 2018 CAD ($) shares	Jun. 11, 2018 CAD ($) shares	Dec. 12, 2017 CAD ($) shares	Dec. 11, 2017 CAD ($) shares	Sep. 18, 2017 CAD ($) shares	Jul. 21, 2017 CAD ($) shares	Jul. 21, 2017 USD ($) shares	Jun. 12, 2017 CAD ($) shares	May 31, 2017 CAD ($) shares	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2017 USD ($) shares
Disclosure of classes of share capital [line items]
Common shares issued | shares										327,863	5,714,286	10,458,334	10,458,334	1,424,445	1,424,445
Exercise of options												$ 5,074,334		$ 1,128,032
Exercise of options												(5,074,334)		(1,128,032)
Common shares issued | shares	693,994	693,994	745,378	745,378	555,670	555,670				327,863
Issue of shares on convertible debenture interest payment	$ 1,894,603	$ 1,894,603	$ 2,154,142	$ 2,154,142	$ 1,955,959	$ 1,955,958				$ 963,917		$ 4,048,745		2,919,876
Exercise price											$ 0.50		$ 0.49		$ 0.79
Exercise of warrants, shares | shares											5,714,286
Proceeds from exercise of warrants											$ 2,857,143
Issue of shares for cash from private placement, shares | shares								24,146,424	24,146,424
Issue of shares for cash from private placement, share price									$ 2.0707
Proceeds from exercise of options								$ 62,745,000	$ 50,000,000					60,225,368
Issue of shares on convertible debenture financing, shares | shares								869,271	869,271
Issue of shares on convertible debenture financing								$ 2,258,820						2,258,820
Establishment fee, percent								3.00%	3.00%
Share issue related cos								$ 2,513,028						2,519,632
Issue of shares for exploration and evaluation assets														333,330
Description of maximum term of options granted for share-based payment arrangement												Pursuant to the Company's stock option plan, directors may, from time to time, authorize the issuance of options to directors, officers, employees and consultants of the Company, enabling them to acquire up to 20% of the issued and outstanding common shares of the Company. The options can be granted for a maximum term of 10 years and are subject to vesting provisions as determined by the Board of Directors of the Company.	Pursuant to the Company's stock option plan, directors may, from time to time, authorize the issuance of options to directors, officers, employees and consultants of the Company, enabling them to acquire up to 20% of the issued and outstanding common shares of the Company. The options can be granted for a maximum term of 10 years and are subject to vesting provisions as determined by the Board of Directors of the Company.
Percentage of issued and outstanding shares acquired												20.00%	20.00%
Options granted, maximum term												10 years	10 years
Share-based payments												$ 13,736,299		9,183,667
Included in exploration and evaluation assets [member]
Disclosure of classes of share capital [line items]
Share-based payments												3,119,563		3,309,791
Expensed to the statement of loss profit and comprehensive loss profit [member]
Disclosure of classes of share capital [line items]
Share-based payments												13,736,299		9,183,667
Dufferin Lake Property [member]
Disclosure of classes of share capital [line items]
Share issue related cos							$ 6,604
Common shares issued | shares							111,110
Issue of shares for exploration and evaluation assets							$ 333,330
Percentage of remaining interest in exploration and evaluation of assets							40.00%
Reserves [member]
Disclosure of classes of share capital [line items]
Exercise of options												3,276,872		853,100
Share-based payments												$ 16,855,862		$ 12,493,458
Options Exercised 1 [member]
Disclosure of classes of share capital [line items]
Options exercised, shares | shares												250,000	250,000	199,446	199,446
Exercise price												$ 0.30
Exercise price														$ 0.24
Options Exercised 2 [member]
Disclosure of classes of share capital [line items]
Options exercised, shares | shares												5,975,000	5,975,000	100,000	100,000
Exercise price												$ 0.40
Exercise price														$ 0.40
Options Exercised 3 [member]
Disclosure of classes of share capital [line items]
Options exercised, shares | shares												1,100,000	1,100,000	50,000	50,000
Exercise price												$ 0.46
Exercise price														$ 0.425
Options Exercised 4 [member]
Disclosure of classes of share capital [line items]
Options exercised, shares | shares												1,300,000	1,300,000	200,000	200,000
Exercise price												$ 0.50
Exercise price														$ 0.46
Options Exercised 5 [member]
Disclosure of classes of share capital [line items]
Options exercised, shares | shares												500,000	500,000	300,000	300,000
Exercise price												$ 0.62		$ 0.50
Options Exercised 6 [member]
Disclosure of classes of share capital [line items]
Options exercised, shares | shares												1,000,000	1,000,000	83,333	83,333
Exercise price												$ 0.64		$ 0.62
Options Exercised 7 [member]
Disclosure of classes of share capital [line items]
Options exercised, shares | shares												333,334	333,334	250,000	250,000
Exercise price												$ 1.51		$ 0.64
Options Exercised 8 [member]
Disclosure of classes of share capital [line items]
Options exercised, shares | shares														16,667	16,667
Exercise price														$ 2.24
Options Exercised 9 [member]
Disclosure of classes of share capital [line items]
Options exercised, shares | shares														58,333	58,333
Exercise price														$ 2.65
Options Exercised 10 [Member]
Disclosure of classes of share capital [line items]
Options exercised, shares | shares														166,666	166,666
Exercise price														$ 2.24